Eaton Vance
Virginia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.4%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,502,550
5.00%, 11/1/30	1,075	1,227,231
5.25%, 11/1/47	500	557,130
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	423,755
		$ 3,710,666
Education — 4.1%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,007,520
University of Virginia, 5.00%, 4/1/38	1,320	1,392,151
		$ 2,399,671
Electric Utilities — 2.6%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,511,325
		$ 1,511,325
Escrowed/Prerefunded — 3.6%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 773,977
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,283,925
		$ 2,057,902
General Obligations — 9.1%
Bristol, VA, 5.00%, 9/1/27	$1,000	$ 1,027,940
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,074,960
Newport News, VA, 4.00%, 2/1/42	1,650	1,658,563
Puerto Rico:
0.00%, 7/1/33	750	457,538
5.625%, 7/1/29	1,000	1,058,420
		$ 5,277,421
Hospital — 15.7%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,192,224
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	2,260	2,114,230
5.00%, 5/15/44	1,000	1,002,730
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$ 1,007,230
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	934,480
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,000	1,823,740
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,019,220
		$ 9,093,854
Housing — 6.3%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28(1)	$1,640	$ 1,650,742
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	2,011,000
		$ 3,661,742
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 939,387
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	53,524
		$ 992,911
Insured - Education — 4.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,358,949
		$ 2,358,949
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 993,570
		$ 993,570
Insured - Hospital — 1.9%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43(1)	$1,000	$ 1,083,753
		$ 1,083,753
Insured - Transportation — 3.0%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$1,710	$ 1,736,659
		$ 1,736,659

Eaton Vance
Virginia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 5.4%
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	$1,485	$ 1,487,465
Virginia Port Authority, 5.25%, 7/1/48	1,000	1,117,210
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	500	523,360
		$ 3,128,035
Senior Living/Life Care — 6.0%
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	$300	$ 300,000
4.00%, 12/1/30	220	205,423
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	482,231
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,376,025
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,114,592
		$ 3,478,271
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 194,418
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	17	16,631
0.00%, 7/1/27	17	14,683
0.00%, 7/1/29	17	13,446
0.00%, 7/1/31	22	15,872
0.00%, 7/1/33	24	15,732
0.00%, 7/1/46	231	68,166
0.00%, 7/1/51	188	40,901
4.50%, 7/1/34	56	55,672
4.536%, 7/1/53	3	2,742
5.00%, 7/1/58	512	497,700
		$ 935,963
Transportation — 15.1%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/36	$1,000	$ 1,091,370
(AMT), 5.00%, 10/1/44	2,750	2,825,845
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,083,860
Virginia Port Authority, (AMT), 5.00%, 7/1/45	1,000	1,008,410
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,155	1,188,657
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	$1,000	$ 1,003,520
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/37	500	521,170
		$ 8,722,832
Water and Sewer — 12.1%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,939,426
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	895,057
Hampton Roads Sanitation District, VA:
3.10%, 8/1/46(3)	475	475,000
4.00%, 10/1/38	1,690	1,711,919
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	2,000	2,007,120
		$ 7,028,522
Total Tax-Exempt Municipal Obligations (identified cost $58,062,106)		$58,172,046

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 348,160
		$ 348,160
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 115,360
		$ 115,360
Total Taxable Municipal Obligations (identified cost $580,000)		$ 463,520
Total Investments — 101.2% (identified cost $58,642,106)		$58,635,566
Other Assets, Less Liabilities — (1.2)%		$ (711,781)
Net Assets — 100.0%		$57,923,785

Eaton Vance
Virginia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $247,942 or 0.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 8.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$58,172,046	$ —	$58,172,046
Taxable Municipal Obligations	—	463,520	—	463,520
Total Investments	$ —	$58,635,566	$ —	$58,635,566
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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